Business Description and Basis of Preparation - Summary of Impacts on Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Other financial assets-current	$ 48	$ 82	$ 76
Prepaid expenses and other current assets	527	429	434
Computer hardware and other property, net	470	601	473
Other financial assets-non-current	363	87	53
Total assets	16,453	17,210	17,047
Payables, accruals and provisions	1,063	1,518	1,549
Other financial liabilities-current	92	138	95
Provisions and other non-current liabilities	1,178	1,254	1,268
Other financial liabilities-non-current	232	233	79
Total liabilities	7,355	7,973	7,821
Retained earnings	$ 4,577	4,766	$ 4,755
Adjustments Due to Adoption of IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Other financial assets-current		6
Prepaid expenses and other current assets		(5)
Computer hardware and other property, net		128
Other financial assets-non-current		34
Total assets		163
Payables, accruals and provisions		(31)
Other financial liabilities-current		43
Provisions and other non-current liabilities		(14)
Other financial liabilities-non-current		154
Total liabilities		152
Retained earnings		$ 11